Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/43	9,681	4,221
United States Treasury Strip Coupon	0.000%	8/15/43	140,559	60,649
United States Treasury Strip Coupon	0.000%	11/15/43	144,087	61,575
United States Treasury Strip Coupon	0.000%	2/15/44	106,418	45,037
United States Treasury Strip Coupon	0.000%	5/15/44	84,766	35,483
United States Treasury Strip Coupon	0.000%	8/15/44	141,855	58,770
United States Treasury Strip Coupon	0.000%	11/15/44	61,650	25,330
United States Treasury Strip Coupon	0.000%	2/15/45	53,292	21,637
United States Treasury Strip Coupon	0.000%	5/15/45	104,201	41,949
United States Treasury Strip Coupon	0.000%	8/15/45	108,398	43,181
United States Treasury Strip Coupon	0.000%	11/15/45	132,961	52,520
United States Treasury Strip Coupon	0.000%	2/15/46	100,168	39,175
United States Treasury Strip Coupon	0.000%	5/15/46	94,867	36,768
United States Treasury Strip Coupon	0.000%	8/15/46	92,088	35,353
United States Treasury Strip Coupon	0.000%	11/15/46	89,023	33,864
United States Treasury Strip Coupon	0.000%	2/15/47	123,926	46,811
United States Treasury Strip Coupon	0.000%	5/15/47	90,262	33,757
United States Treasury Strip Coupon	0.000%	8/15/47	121,021	44,901
United States Treasury Strip Coupon	0.000%	11/15/47	86,670	31,878
United States Treasury Strip Coupon	0.000%	2/15/48	107,518	39,152
United States Treasury Strip Coupon	0.000%	5/15/48	77,461	28,001
United States Treasury Strip Coupon	0.000%	8/15/48	86,704	31,153
United States Treasury Strip Coupon	0.000%	11/15/48	115,585	41,141
United States Treasury Strip Coupon	0.000%	2/15/49	96,685	34,255
United States Treasury Strip Coupon	0.000%	5/15/49	89,873	31,687
United States Treasury Strip Coupon	0.000%	8/15/49	146,708	51,485
United States Treasury Strip Coupon	0.000%	11/15/49	151,510	52,839
United States Treasury Strip Coupon	0.000%	2/15/50	81,917	28,447
United States Treasury Strip Coupon	0.000%	5/15/50	79,573	27,521
United States Treasury Strip Coupon	0.000%	8/15/50	182,616	62,774
United States Treasury Strip Coupon	0.000%	11/15/50	82,724	28,294
United States Treasury Strip Coupon	0.000%	2/15/51	171,401	58,437
United States Treasury Strip Coupon	0.000%	5/15/51	92,819	31,435
United States Treasury Strip Coupon	0.000%	8/15/51	87,470	29,446
United States Treasury Strip Coupon	0.000%	11/15/51	172,911	57,858
United States Treasury Strip Coupon	0.000%	2/15/52	116,095	38,692
United States Treasury Strip Coupon	0.000%	5/15/52	107,361	35,622
United States Treasury Strip Coupon	0.000%	8/15/52	86,017	28,413
United States Treasury Strip Coupon	0.000%	11/15/52	9,191	3,048
United States Treasury Strip Coupon	0.000%	2/15/53	6,066	1,994
United States Treasury Strip Coupon	0.000%	5/15/53	1,699	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	8/15/43	116,046	51,595
	United States Treasury Strip Principal	0.000%	11/15/43	85,021	37,456
	United States Treasury Strip Principal	0.000%	2/15/44	95,872	41,644
	United States Treasury Strip Principal	0.000%	5/15/44	87,132	37,392
	United States Treasury Strip Principal	0.000%	8/15/44	155,604	65,986
	United States Treasury Strip Principal	0.000%	11/15/44	50,795	21,294
	United States Treasury Strip Principal	0.000%	2/15/45	41,837	17,362
	United States Treasury Strip Principal	0.000%	5/15/45	99,730	41,006
	United States Treasury Strip Principal	0.000%	8/15/45	138,784	56,522
	United States Treasury Strip Principal	0.000%	11/15/45	114,785	46,345
	United States Treasury Strip Principal	0.000%	2/15/46	52,283	20,950
	United States Treasury Strip Principal	0.000%	5/15/46	53,084	21,101
	United States Treasury Strip Principal	0.000%	8/15/46	111,665	43,968
	United States Treasury Strip Principal	0.000%	11/15/46	110,531	43,254
	United States Treasury Strip Principal	0.000%	2/15/47	73,564	28,489
	United States Treasury Strip Principal	0.000%	5/15/47	62,374	23,999
	United States Treasury Strip Principal	0.000%	8/15/47	63,371	24,200
	United States Treasury Strip Principal	0.000%	11/15/47	102,435	38,869
	United States Treasury Strip Principal	0.000%	2/15/48	107,635	40,523
	United States Treasury Strip Principal	0.000%	5/15/48	107,276	40,086
	United States Treasury Strip Principal	0.000%	8/15/48	80,918	30,079
	United States Treasury Strip Principal	0.000%	11/15/48	68,879	25,458
	United States Treasury Strip Principal	0.000%	2/15/49	112,378	41,281
	United States Treasury Strip Principal	0.000%	5/15/49	68,013	24,878
	United States Treasury Strip Principal	0.000%	8/15/49	116,805	42,324
	United States Treasury Strip Principal	0.000%	11/15/49	78,386	28,231
	United States Treasury Strip Principal	0.000%	2/15/50	129,925	46,387
	United States Treasury Strip Principal	0.000%	5/15/50	82,705	29,373
	United States Treasury Strip Principal	0.000%	8/15/50	160,706	56,523
	United States Treasury Strip Principal	0.000%	11/15/50	82,350	28,790
	United States Treasury Strip Principal	0.000%	2/15/51	147,158	51,183
	United States Treasury Strip Principal	0.000%	5/15/51	79,705	27,498
	United States Treasury Strip Principal	0.000%	8/15/51	95,750	32,839
	United States Treasury Strip Principal	0.000%	11/15/51	111,345	38,005
	United States Treasury Strip Principal	0.000%	2/15/52	152,505	51,709
	United States Treasury Strip Principal	0.000%	5/15/52	130,924	44,126
	United States Treasury Strip Principal	0.000%	8/15/52	136,227	45,625
	United States Treasury Strip Principal	0.000%	11/15/52	120,768	40,873
	United States Treasury Strip Principal	0.000%	2/15/53	96,088	31,919
	United States Treasury Strip Principal	0.000%	5/15/53	121,050	40,088
Total U.S. Government and Agency Obligations (Cost $3,835,550)					2,994,340
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $97)	5.125%		973	97
Total Investments (100.0%) (Cost $3,835,647)					2,994,437
Other Assets and Liabilities—Net (0.0%)					(3)
Net Assets (100%)					2,994,434
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,994,340	—	2,994,340
Temporary Cash Investments	97	—	—	97
Total	97	2,994,340	—	2,994,437